SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues from external customers	$ 321,703,932	$ 262,841,886	$ 174,089,196
Cost of Revenue	195,357,182	171,713,170	113,937,374
Gross Profit	126,346,750	91,128,716	60,151,822
Industrial Property [Member]
Revenues from external customers	190,251,683	142,323,167	106,665,862
Cost of Revenue	120,646,668	92,080,943	67,731,823
Gross Profit	69,605,015	50,242,224	38,934,039
Railroad Transportation Equipment [Member]
Revenues from external customers	100,946,417	116,492,723	62,444,732
Cost of Revenue	51,682,038	76,645,781	41,097,636
Gross Profit	49,264,379	39,846,942	21,347,096
Miscellaneous [Member]
Revenues from external customers	30,505,832	4,025,996	4,978,602
Cost of Revenue	23,028,476	2,986,446	5,107,915
Gross Profit	$ 7,477,356	$ 1,039,550	$ (129,313)